Exhibit 99
Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	March 2020
Payment Date	4/15/2020
Transaction Month	42
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,998,202.51	55,788		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$286,700,000.00	0.72%		November 15, 2017
Class A-2a Notes	$315,700,000.00	1.04%		September 15, 2019
Class A-2b Notes	$150,000,000.00	0.84463%	*	September 15, 2019
Class A-3 Notes	$377,500,000.00	1.22%		March 15, 2021
Class A-4 Notes	$121,570,000.00	1.40%		February 15, 2022
Class B Notes	$39,520,000.00	1.73%		March 15, 2022
Class C Notes	$26,350,000.00	1.93%		April 15, 2023
Total	$1,317,340,000.00
		* One-month LIBOR + 0.14%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$373,272.20

Principal:
Principal Collections	$11,278,661.26
Prepayments in Full	$3,915,609.86
Liquidation Proceeds	$73,665.15
Recoveries	$113,621.10
Sub Total	$15,381,557.37
Collections	$15,754,829.57

Purchase Amounts:
Purchase Amounts Related to Principal	$855,545.33
Purchase Amounts Related to Interest	$1,116.08
Sub Total	$856,661.41

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$16,611,490.98

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	March 2020
Payment Date	4/15/2020
Transaction Month	42
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$16,611,490.98
Servicing Fee	$177,896.71	$177,896.71	$0.00	$0.00	$16,433,594.27
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$16,433,594.27
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$16,433,594.27
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$16,433,594.27
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$16,433,594.27
Interest - Class A-4 Notes	$125,656.89	$125,656.89	$0.00	$0.00	$16,307,937.38
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,307,937.38
Interest - Class B Notes	$56,974.67	$56,974.67	$0.00	$0.00	$16,250,962.71
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,250,962.71
Interest - Class C Notes	$42,379.58	$42,379.58	$0.00	$0.00	$16,208,583.13
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,208,583.13
Regular Principal Payment	$15,152,226.75	$15,152,226.75	$0.00	$0.00	$1,056,356.38
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,056,356.38
Residual Released to Depositor	$0.00	$1,056,356.38	$0.00	$0.00	$0.00
Total		$16,611,490.98

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$15,152,226.75
Total					$15,152,226.75
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$15,152,226.75	$124.64	$125,656.89	$1.03	$15,277,883.64	$125.67
Class B Notes	$0.00	$0.00	$56,974.67	$1.44	$56,974.67	$1.44
Class C Notes	$0.00	$0.00	$42,379.58	$1.61	$42,379.58	$1.61
Total	$15,152,226.75	$11.50	$225,011.14	$0.17	$15,377,237.89	$11.67

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	March 2020
Payment Date	4/15/2020
Transaction Month	42

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$107,705,907.63	0.8859579	$92,553,680.88	0.7613201
Class B Notes	$39,520,000.00	1.0000000	$39,520,000.00	1.0000000
Class C Notes	$26,350,000.00	1.0000000	$26,350,000.00	1.0000000
Total	$173,575,907.63	0.1317624	$158,423,680.88	0.1202603

Pool Information
Weighted Average APR	2.178%	2.171%
Weighted Average Remaining Term	22.93	22.22
Number of Receivables Outstanding	22,315	21,493
Pool Balance	$213,476,051.99	$197,185,676.86
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$199,922,681.01	$184,770,454.26
Pool Factor	0.1492841	0.1378923

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,149,991.01
Targeted Credit Enhancement Amount	$7,149,991.01
Yield Supplement Overcollateralization Amount	$12,415,222.60
Targeted Overcollateralization Amount	$38,761,995.98
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$38,761,995.98

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,149,991.01
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,149,991.01
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,149,991.01

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	March 2020
Payment Date	4/15/2020
Transaction Month	42
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		70	$166,893.53
(Recoveries)		137	$113,621.10
Net Loss for Current Collection Period			$53,272.43
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2995%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3512%
Second Prior Collection Period			0.8624%
Prior Collection Period			0.8228%
Current Collection Period			0.3113%
Four Month Average (Current and Prior Three Collection Periods)			0.5870%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,593	$13,943,118.69
(Cumulative Recoveries)			$2,454,546.58
Cumulative Net Loss for All Collection Periods			$11,488,572.11
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.8034%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,880.63
Average Net Loss for Receivables that have experienced a Realized Loss			$3,197.49

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.78%	281	$3,513,466.84
61-90 Days Delinquent	0.21%	30	$416,258.14
91-120 Days Delinquent	0.07%	10	$140,125.01
Over 120 Days Delinquent	0.35%	42	$696,296.09
Total Delinquent Receivables	2.42%	363	$4,766,146.08

Repossession Inventory:
Repossessed in the Current Collection Period		7	$102,450.45
Total Repossessed Inventory		14	$205,360.81

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3872%
Prior Collection Period			0.3719%
Current Collection Period			0.3815%
Three Month Average			0.3802%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.6353%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	March 2020
Payment Date	4/15/2020
Transaction Month	42

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer